Fair Value Measurements and Hedging- Amortized cost and fair value of AFS debt security (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Debt Securities [Abstract]
Amortized Cost	$ 914
Unrealized gain/(loss)	58
Fair Value	972
AFS Debt Security [Member]
Debt Securities [Abstract]
Amortized Cost	914
Unrealized gain/(loss)	58
Fair Value	$ 972